Income taxes	6 Months Ended
Sep. 30, 2014
Income taxes
Income taxes

13. Income taxes:

Our effective statutory tax rates were 38% for the six and three months ended September 30, 2013 and 36% for the six and three months ended September 30, 2014, respectively. Due to the revisions of domestic tax laws during the third quarter ended December 31, 2011 and the fourth quarter ended March 31, 2014, our effective statutory tax rates are 38% for the fiscal years beginning between April 1, 2012 and March 31, 2014, and 36% thereafter.

For the six months ended September 30, 2013, the difference between the effective statutory tax rate of 38% and the effective tax rate of 43.8% was mainly due to non-deductible expenses, different tax rates and changes in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-taxable revenues and a decrease in valuation allowance of foreign subsidiaries reduced the effective tax rate.

For the three months ended September 30, 2013, the difference between the effective statutory tax rate of 38% and the effective tax rate of 47.4% was mainly due to non-deductible expenses, different tax rates and changes in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-taxable revenues and a decrease in valuation allowance of foreign subsidiaries reduced the effective tax rate.

For the six months ended September 30, 2014, the difference between the effective statutory tax rate of 36% and the effective tax rate of 40.8% was mainly due to non-deductible expenses, an increase in valuation allowance of foreign subsidiaries, whereas non-taxable revenue reduced the effective tax rate.

For the three months ended September 30, 2014, the difference between the effective statutory tax rate of 36% and the effective tax rate of 28.3% was mainly due to non-taxable revenue, different tax rates in effective statutory tax rates applicable to income (loss) of foreign subsidiaries, whereas non-deductible expenses increased the effective tax rate.